Going Concern	12 Months Ended
Dec. 31, 2018
Ordinary Shares Issued With Proceeds Not Received
GOING CONCERN

Note 3 – GOING CONCERN

Substantial doubt about the Company’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. Our current operating results indicate that substantial doubt exists related to the Company’s ability to continue as a going concern. We believe that the new online trading training education platforms and upgraded online trading & computer software and supporting programs may mitigate the substantial doubt raised by our current operating results and satisfying our estimated liquidity needs 12 months from the date of the financial statements. However, we cannot predict, with certainty, the outcome of our actions to generate liquidity, including the availability of additional debt financing, or whether such actions would generate the expected liquidity as currently planned.